Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Related Party Transactions [Abstract]
Schedule of the Major Related Parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the three months ended January 31, 2025 and 2024, or recorded balances as of January 31, 2025 and July 31, 2024:

Name	Relationship with the Company
Mr. Jun Liu	The Chief Executive Officer of the Company
Huaya	Wholly owned by Mr. Pishan Chi, the former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd.	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”)	Wholly owned by Mr. Jun Liu

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the years ended July 31, 2024 and 2023, or recorded balances as of July 31, 2024 and 2023:

Name	Relationship with the Company
Mr. Jun Liu	The Chief Executive Officer of the Company
Huaya	Wholly owned by Mr. Pishan Chi, the former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd.	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”)	Wholly owned by Mr. Jun Liu

Schedule of Due from Related Parties	2)Transactions with related parties
	As of July 31,
	2024	2023
Provision of consulting services to related parties
Asia International Securities Exchange Co., Ltd.	$200,000	$1,300,000
	$200,000	$1,300,000

As of July 31, 2024 and 2023, the balances due from related parties were as follows:

	As of July 31,
	2024	2023
Accounts receivable:
Asia International Securities Exchange Co., Ltd.	$200,000	$600,000
	$200,000	$600,000

Other receivable:
Asia International Securities Exchange Co., Ltd. (a)	$900,000	$-
Huaya	-	40,539
	$900,000	$40,539

(a)	During the year ended July 31, 2024, the Company also made a prepayment of $900,000 to Asia International Securities Exchange Co., Ltd. for security purchase. However the transaction was subsequently canceled. The Company expected to collect the prepayments before November 30, 2024.

(b)	During the year ended July 31, 2023, the Company provided full provision of $762,000 against accounts receivable due from Huaya because the management assessed the collection was remote. For the year ended July 31, 2024, Huaya paid salaries of $19,103 on behalf of the Company, and the Company reversed provision of $19,103 against accounts receivable due from Huaya.

As of July 31, 2024 and 2023, the balances due to related parties were as follows:

	As of July 31,
	2024	2023
Other payables:
Asia International Securities Exchange Co., Ltd.	$-	$729,968
	$-	$729,968

Schedule of Due from Related Parties

As of January 31, 2025 and July 31, 2024, the balances due from related parties were as follows:

	January 31, 2025	July 31, 2024
	(unaudited)
Accounts receivable:
Asia International Securities Exchange Co., Ltd.	$-	$200,000
	$-	$200,000
Due from related parties:
Asia International Securities Exchange Co., Ltd. (a)	$-	$900,000
Mr. Jun Liu	600,000
	$600,000	$900,000

a)	The balance due from Asia International Securities Exchange Co., Ltd. represented a prepayment for security purchase. However the transaction was subsequently canceled. The Company fully collect the prepayments.